Average Annual Total Returns - NVIT Federated High Income Bond Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Bloomberg Barclays U.S. Corporate High-Yield 2% Issuer Capped Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Corporate High-Yield 2% Issuer Capped Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Corporate High-Yield 2% Issuer Capped Index (reflects no deduction for fees or expenses) 10 Years
Total	6.02%	7.54%	6.22%	7.05%	8.57%	6.79%